Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 9,054	$ 13,600
Investments in marketable securities and mutual funds	167,844	263,013
Total assets	557,979	645,336
Derivative liabilities	9,918	6,873
Total liabilities	599,190	335,561
Fair value on recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	176,898	276,613
Total liabilities	52,173	6,873
Fair value on recurring basis [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	167,844	263,013
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,424	556
Fair value on recurring basis [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7,630	13,044
Fair value on recurring basis [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	42,256
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	409	2,295
Fair value on recurring basis [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	9,508	4,578
Fair value on recurring basis [member] | Financial liabilities at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		0
Fair value on recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	167,509	262,202
Fair value on recurring basis [member] | Level 1 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	167,509	262,602
Fair value on recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	9,389	14,011
Total liabilities	9,917	6,873
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	335	411
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,424	556
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7,630	13,044
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	409	2,295
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	9,508	4,578
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		$ 0
Fair value on recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	42,256
Fair value on recurring basis [member] | Level 3 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 42,256